Shareholder Report, Average Annual Return (Details) 197804_Regan Total Return Income Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	6.23%	6.59%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.46%)